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                                                 File No. 2-10988


               Securities and Exchange Commission

                     Washington, D.C.  20549


                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                 Post-Effective Amendment No. 83

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No.


                 ALLIANCE BALANCED SHARES, INC.
       (Exact Name of Registrant as Specified in Charter)
       1345 Avenue of the Americas, New York, N.Y.  10105
      (Address of Principal Executive Offices)  (Zip Code)



Registrant's Telephone Number, including Area Code: (800) 221-5672


                       EDMUND P. BERGAN, JR.
                 Alliance Capital Management L.P.
        1345 Avenue of the Americas, New York, N.Y.  10105
              (Name and address of Agent for Service)


                 Calculation of Registration Fee:

 Title of
Securities                 Proposed Maximum      Proposed        Amount of
  Being     Amount Being    Offering Price   Maximum Aggregate   Registration
Registered   Registered       Per Unit*       Offering Price**      Fee
__________  ____________   ________________  _________________  _____________

Capital
Stock
$.01 par
value        4,925,105         $15.39            $290,000           $100.00



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*   Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of the Registrant's Class A Capital Stock of $15.39 on September 12, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended July 31, 1995 was 5,356,358 of which -0- were previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and 5,356,358 of which are being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

     X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485.
       75 days after filing pursuant to paragraph (a)(ii)

If appropriate, check the following box:

    ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT:  Opinion of Messrs. Seward & Kissel



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                        SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 25th day of September, 1995.

                         ALLIANCE BALANCED SHARES, INC.

                             /s/ John D. Carifa
                         By
                               John D. Carifa
                                  Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    SIGNATURE                TITLE         DATE

(1) Principal Executive
    Officer

     /s/ John D. Carifa
                             Chairman      September 25, 1995
      John D. Carifa

(2) Principal Financial and
      Accounting Officer

     /s/ Mark D. Gersten
                             Treasurer     September 25, 1995
       Mark D. Gersten

(3) All of the Directors
    ____________________

    Ruth Block
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Robert C. White




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     /s/ Edmund P. Bergan, Jr.
by                                         September 25, 1995
      (Attorney-in-fact)
      Edmund P. Bergan, Jr.



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                      SEWARD & KISSEL
                  One Battery Park Plaza
                   New York, N.Y.  10004

                 Telephone: (212) 574-1200
                 Facsimile: (212) 480-8421


                                  September 26, 1995



Alliance Balanced Shares, Inc.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Balanced
Shares, Inc., a Maryland corporation (the "Company"), in connection with the registration of an additional 4,925,105 shares of common stock, par value $.01 per share, of the Company under the Securities Act of 1933, as amended (the
"Act").

         As counsel for the Company, we have participated in the preparation of Post-Effective Amendment No. 83 to the Company's Registration Statement on Form N-1A under the Act (File No. 2-10988) relating to such additional shares and have examined and relied upon corporate records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 4,925,105 additional shares of common stock of the Company being registered by Post-Effective Amendment No. 83 to the Company's Registration Statement are duly authorized and unissued shares, and when such shares have been duly sold, issued and paid for as contemplated in the Company's Prospectus forming a part of its Registration Statement under the Act, such shares will have been validly and legally issued (assuming that none of such shares is sold at a time when such sale would cause the Company to have outstanding more than the number of shares of common stock authorized to be issued by the Company's Articles of Incorporation) and will be fully paid and non-assessable shares of common stock of the Company under the laws of the State of Maryland (assuming that the sale price of each share is not less than the par value thereof).




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         Our opinion above stated is expressed as members of
the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to above-referenced Post-Effective Amendment No. 83 to the
Company's Registration Statement.

                                  Very truly yours,

                                  /s/ Seward & Kissel










































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